Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment, Net

	December 31, 2019	December 31, 2018
	(in thousands)
Cost
Land	$3,724	$3,476
Building	84,603	86,621
Computer equipment and software	434,445	399,192
Office furniture and fixtures	87,855	83,215
Laboratory equipment	40,495	36,092
Leasehold improvements	31,144	25,827
Motor vehicles	199	144
	682,465	634,567
Less accumulated depreciation and asset write offs	(517,378)	(475,898)
Property, plant and equipment (net)	$165,087	$158,669